Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation
The Consolidated Financial Statements include the accounts of the Company and subsidiaries in which it has a controlling interest, and variable interest entities of which the Company is the primary beneficiary. The equity method of accounting is applied when the Company does not have a controlling interest in an entity but exerts significant influence over the entity. All significant intercompany balances and transactions have been eliminated in consolidation.
Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and disclosure of contingent assets and liabilities in the financial statements. Such estimates include, but are not limited to, the Company's estimates in connection with leasing equipment, including residual values and depreciable lives, values of assets held for sale and other long-lived assets, provision for income tax, allowance for doubtful accounts, components of compensation, goodwill and intangible assets. Actual results could differ from those estimates.
Segment Reporting
Segment Reporting
The Company conducts its business activities in one industry, intermodal transportation equipment, and has two reportable segments, Equipment leasing and Equipment trading. The Company also segregates total equipment leasing revenues and total equipment trading revenues by geographic location based upon the primary domicile of the Company's leasing customers, and the location of the sale for trading customers.
Concentration of Credit Risk	The Company's equipment leases and trade receivables subject it to potential credit risk. The Company extends credit to its customers based upon an evaluation of each customer's financial condition and credit history. Evaluations of the financial condition and associated credit risk of customers are performed on an ongoing basis
Other financial instruments that are exposed to concentration of credit risk are cash and cash equivalents, and restricted cash balances. Cash and cash equivalents, and restricted cash are held with financial institutions of high quality. Balances may exceed the amount of insurance provided on such deposits.

Fair Value Measurements
Fair Value Measurements

Fair value represents the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The determination of fair value may require an entity to make significant judgments or develop assumptions about market participants to reflect risks specific to the asset being valued. The Company uses the following fair value hierarchy when selecting inputs for its valuation techniques, with the highest priority given to Level 1:
•Level 1—quoted prices (unadjusted) in active markets for identical assets or liabilities;
•Level 2—inputs other than quoted prices included within Level 1 that are either directly or indirectly observable; and
•Level 3—unobservable inputs in which little or no market activity exists, therefore requiring an entity to develop its own assumptions about the assumptions that market participants would use in pricing.

Cash and cash equivalents, restricted cash, accounts receivable, equipment purchases payable and accounts payable carrying amounts approximate fair values because of the short-term nature of these instruments. The Company's other financial and non-financial assets, which include leasing equipment, net investment in finance leases, intangible assets and goodwill, are not required to be measured at fair value on a recurring basis. However, if certain triggering events occur, or if an annual impairment test is required, the Company may determine that these assets should be written down to their fair value after completing an evaluation.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents consist of all cash balances and highly liquid investments having original maturities of three months or less at the time of purchase.
Restricted Cash
Restricted Cash

The Company's restricted cash relates to amounts held at financial institutions pursuant to certain debt arrangements. The restricted cash balances represent cash proceeds collected and required to be used to pay debt service and other related expenses. In certain instances, the Company segregates cash receipts that are to be paid to a third party as restricted cash until paid.

Allowance for Doubtful Accounts
Allowance for Doubtful Accounts

The Company's allowance for doubtful accounts is estimated based upon a review of the collectability of its receivables. This review is based on the risk profile of the receivables, credit quality indicators such as the level of past-due amounts and economic conditions. Generally, the Company does not require collateral on accounts receivable balances. An account is considered past due when a payment has not been received in accordance with the contractual terms. Changes in economic conditions or other events may necessitate additions or deductions to the allowance for doubtful accounts. The allowance for doubtful accounts is intended to provide for losses in the receivables, and requires the application of estimates and judgments as to the outcome of collection efforts, among other things. The Company believes its allowance for doubtful accounts is adequate to provide for credit losses expected in its existing receivables.

For the Company's net investment in finance leases and accounts receivable for sales of equipment, the Company measures expected credit loss by evaluating the overall credit quality of its customers. Expected credit losses for these financial assets are estimated using historical experience which includes multiple economic cycles, customer payment history, management's assessment of the customer's financial condition, and consideration of current conditions and reasonable forecasts.

Net Investment in Finance Leases
Net Investment in Finance Leases

The Company has entered into various lease agreements that qualify as finance leases. These leases are long-term in nature, ranging for a period of three to fourteen years, and typically include an option to purchase the equipment at the end of the lease term for a nominal price that the Company deems reasonably certain to be exercised. At the inception of a finance lease, a net investment is recorded based on the gross investment (representing the total future minimum lease payments plus the estimated residual value), net of unearned income. Unearned income represents the excess of the gross investment over the fair value of the leased equipment at lease commencement. Any gain or loss, representing the excess or shortfall of the fair value of the leased equipment over the carrying value, is recognized at commencement and recorded in Net gain (loss) on sale of leasing equipment in the Consolidated Statements of Operations.

Leasing Equipment
Leasing Equipment

The Company purchases new equipment from manufacturers for the purpose of leasing to customers. The Company also purchases used equipment with the intention of selling in one or more years from the date of purchase in certain purchase leaseback transactions.

Leasing equipment is recorded at cost and depreciated to a residual amount for each equipment type on a straight-line basis over its estimated useful life. Capitalized costs for new equipment include the manufactured cost of the equipment, inspection, delivery, and associated costs incurred in moving the equipment from the manufacturer to the initial on-hire location. Repair and maintenance costs that do not extend the lives of the leasing equipment are charged to direct operating expenses at the time the costs are incurred.

The estimated useful lives and residual values of the Company's leasing equipment are based on the Company's expectations of how long it will lease the equipment and used container sales prices at the time it expects to sell the equipment. The Company evaluates estimates used in its depreciation policies on a regular basis to determine whether changes, such as industry events, technological advances or changes in standardization for containers have taken place that would suggest that a change in its depreciation estimates for useful lives or residual values is warranted. The Company's evaluation utilizes over fifteen years of historical sales experience for each major equipment type which takes into consideration varying business cycles including unusually high and low markets. Any changes to depreciation estimates are applied prospectively. Due to the size of the depreciable fleet a change in residual values could result in either large increases or decreases to annual depreciation expense depending on the direction of the change in residual values. Effective January 1, 2025, the Company increased the estimated useful lives for dry containers and refrigerated containers to 15 and 13 years, respectively, and decreased the residual value of its refrigerated containers. For the year ended December 31, 2025, the impact of these changes resulted in a net decrease to depreciation expense of $59.5 million.
For the years ended December 31, 2025 and 2024, the estimated useful lives by equipment type were respectively as follows: Dry containers - 15 and 13 years; Refrigerated containers - 13 and 12 years; Special containers - 16 years; Tank containers and Chassis - 20 years.

The net book value of the Company's leasing equipment by major equipment type as of the dates indicated was (in thousands):

	December 31, 2025	December 31, 2024
Dry containers	$6,082,774	$7,007,107
Refrigerated containers	633,324	1,011,372
Special containers	262,214	298,603
Tank containers	113,255	118,572
Chassis	184,397	203,482
Total	$7,275,964	$8,639,136

Valuation of Leasing Equipment
Valuation of Leasing Equipment

Leasing equipment is evaluated for impairment whenever events or changes in circumstances indicate that its carrying value may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying value to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying value of an asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized in the amount by which the carrying value of the asset exceeds the fair value of the asset. Key indicators of impairment on leasing equipment include, among other factors, a sustained decrease in operating profitability, a sustained decrease in utilization, or indications of technological obsolescence.

When testing for impairment, leasing equipment is generally grouped by equipment type, and is tested separately from other groups of assets and liabilities. Some of the significant estimates and assumptions used to determine future undiscounted cash flows and the measurement for impairment are the remaining useful life, expected utilization, expected future lease rates and expected disposal prices of the equipment. The Company considers the assumptions on expected utilization and the remaining useful life to have the greatest impact on the estimate of future undiscounted cash flows. These estimates are principally based on the Company's historical experience and management's judgment of market conditions at the time the calculations are prepared.

The Company has not recorded any impairment charges related to leasing equipment for the years ended December 31, 2025, 2024 and 2023.

Equipment Held for Sale
Equipment Held for Sale

When leasing equipment is returned off lease, the Company makes a determination of whether to repair and re-lease the equipment or sell the equipment. At the time the Company determines that equipment will be sold, it reclassifies the carrying value of leasing equipment to equipment held for sale. Equipment held for sale is recorded at the lower of its estimated fair value less costs to sell, or carrying value at the time identified for sale. Depreciation expense on equipment held for sale is halted and disposals generally occur within 90 days. Initial write downs of equipment held for sale to fair value are recorded as an impairment charge and are included in Net gain (loss) on sale of leasing equipment. Subsequent increases or decreases to the fair value of those assets are recorded as adjustments to the carrying value of the equipment held for sale, however, any such adjustments may not exceed the respective equipment's carrying value at the time it was initially classified as held for sale. Realized gains and losses resulting from the sale of equipment held for sale are recorded in Net gain (loss) on sale of leasing equipment, and cash flows associated with the sale of equipment held for sale are classified as cash flows from investing activities.
Equipment purchased for the Company's equipment trading segment is also included in Equipment held for sale. Gains and losses resulting from the sale of this equipment is recorded in Trading margin, and cash flows associated with the purchase and sale of this equipment are classified as cash flows from operating activities.
Operating Leases
Operating Leases

The Company leases office space and office equipment and evaluates whether these leases are classified as operating or financing at the inception of the lease. The classification is based on certain assumptions that require judgment, such as the asset's fair value, the asset's estimated residual value, the interest rate implicit in the lease, and the asset's economic useful life.

For operating leases, the Company records a lease liability based on the present value of the remaining minimum payments and a corresponding right-of-use ("ROU") asset. The Company uses its estimated incremental borrowing rate at the commencement date to determine the present value of lease payments. The benefits of lease incentives, including rent-free or reduced rent periods, and the cost of future rent escalations are recognized on a straight-line basis over the term of the lease. A lease liability and a corresponding ROU asset are not recognized when, at the commencement date of the lease, the term is 12 months or less.

Property, Furniture and Equipment
Property, Furniture and Equipment
Costs of major additions of property, furniture, equipment and improvements are capitalized and are included in Other assets on the Consolidated Balance Sheets. The original cost is depreciated on a straight-line basis over the estimated useful lives of such property, furniture and equipment. Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term or the estimated useful lives of the leased assets. Other fixed assets, which consist primarily of computer software and hardware as well as leasehold improvements, are recorded at cost and amortized on a straight-line basis over their respective estimated useful lives, which range from three to five years. Expenditures for maintenance and repairs are expensed as they are incurred.
Goodwill
Goodwill

Goodwill is tested for impairment at least annually on October 31 of each fiscal year or more frequently if events occur or circumstances exist that indicate that the fair value of a reporting unit may be below its carrying value. Goodwill has been allocated to the Company's reporting units, which are the same as its reportable segments.

In evaluating goodwill for impairment, the Company has the option to first assess qualitative factors to determine whether further impairment testing is necessary. Among the relevant events and circumstances that affect the fair value of reporting units, the Company considers individual factors such as macroeconomic conditions, changes in its industry and the markets in which the Company operates, as well as its reporting units' historical and expected future financial performance. If, after assessing the totality of events and circumstances, the Company determines it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, then a quantitative goodwill impairment test is performed. The quantitative goodwill impairment test compares the fair value of a reporting unit with its carrying value, including goodwill. If the carrying value of the reporting unit is less than its fair value, no impairment exists. If the carrying value of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit.
The Company elected to perform the qualitative assessment for its evaluation of goodwill impairment during the year ended December 31, 2025 and concluded there was no impairment. The Company has not recorded any impairment charges related to goodwill for the years ended December 31, 2025, 2024, and 2023.
Revenue Recognition
Revenue Recognition

Lease Classification

The Company determines the classification of a lease at its inception as either an operating lease or finance lease. If the provisions of the lease change after lease inception, other than by renewal or extension, the Company evaluates whether that change may have resulted in a different lease classification had the change been in effect at inception. If so, the revised agreement is considered a new lease for lease classification purposes. The classification of the lease as either an operating lease or finance lease will impact revenue recognition.

Operating Leases with Customers

The Company enters into long-term leases and service leases, principally as lessor in operating leases for intermodal equipment. Long-term leases provide customers with specified equipment for a specified term. The Company's leasing revenues are based upon the number of equipment units leased, the applicable per diem rate and the length of the lease. Long-term leases typically have initial contractual terms ranging from five to eight or more years. Revenues are recognized on a straight-line basis over the life of the respective lease. Revenue from advance billings are deferred and recognized in the period earned. Service leases do not specify the exact number of equipment units to be leased or the term that each unit will remain on-hire, but allow the lessee to pick-up and drop-off units at various locations specified in the lease agreement. Under a service lease, rental revenue is based on the number of equipment units on-hire for a given period, usually monthly, at the applicable per diem rate. Revenue from customers considered to be non-performing is deferred and recognized when the amounts are received.

The Company recognizes billings to customers for damages and certain other operating costs as leasing revenue when earned based on the terms of the contractual agreements with the customer.
Finance Leases with Customers

The Company enters into finance leases as lessor for some of the equipment in its fleet. At the inception of the lease, the Company records the total future minimum lease payments plus the estimated residual value, net of executory costs, if any, as gross finance lease receivables. Cash deposits reduce the gross finance lease receivable and are recorded on the Consolidated Statements of Cash Flows as deferred revenue within operating activities. The net investment in finance leases represents the receivables due from lessees, net of unearned income and amounts previously billed. As amounts are billed to a customer they are reclassified from gross finance lease receivable to accounts receivable. Unearned income, which also includes any initial direct costs, is recognized on a constant yield basis over the lease term and is recorded as leasing revenue. The Company's finance leases are usually long-term in nature and typically include an option to purchase the equipment at the end of the lease term for a nominal price that the Company deems reasonably certain to be exercised.

Management of Containers Owned by Others

A portion of the Company's container fleet consists of containers that we manage on behalf of other owners. We earn management fees for these services, which include the leasing, repair, repositioning, storage and sale of the managed fleet pursuant to management agreements with the container owners. The Company's management fees from leasing services are calculated as a percentage of net revenues. Net revenues are calculated as the lease, ancillary revenue and sales proceeds attributable to the containers, less operating expenses, excluding depreciation or financing expenses. If operating expenses were to exceed revenues, the container owners would be obligated to pay the excess or we would deduct the excess, including our management fee, from future net revenues.

Equipment Trading Revenues and Expenses
Equipment trading revenues represent the proceeds from the sale of equipment purchased for resale and are recognized when units are sold. Equipment trading expenses represent the cost of equipment sold including selling costs that are recognized as incurred.
Direct Operating Expenses
Direct Operating Expenses

Direct operating expenses are directly related to the Company's equipment under and available for lease. These expenses primarily consist of the Company's costs to repair and maintain the equipment, to reposition the equipment and to store the equipment when it is not on lease. These costs are recognized when incurred. Certain positioning costs may be capitalized when incurred to place new equipment on an initial lease.

Debt Costs
Debt Costs

Debt costs represent the fees incurred in connection with debt obligation arrangements. These costs are capitalized and amortized based on the effective interest method or on a straight-line basis over the term of the related obligation, depending on the type of debt obligation to which they relate. Unamortized debt costs may be written off when the related debt obligations are refinanced or extinguished prior to maturity. If significant, amounts written off are recorded on the Consolidated Statements of Operations as Debt termination expense, otherwise as Other (income) expense, net.

Derivative Instruments
Derivative Instruments

The Company primarily uses derivatives in the management of its interest rate exposure on its long-term borrowings. The Company records derivative instruments on its balance sheet at fair value and establishes criteria for both the designation and effectiveness of hedging activities.

The Company has entered into interest rate swap agreements with certain financial institutions. The interest rate swap agreements require the Company to make payments to counterparties at fixed rates in return for receipts based upon variable rates indexed to the Secured Overnight Financing Rate ("SOFR").

Derivative instruments are designated or non-designated for hedge accounting purposes. The fair value of the derivative instruments is measured at each balance sheet date and is reflected on a gross basis on the Consolidated Balance Sheets. The change in fair value of the derivative instruments designated as a cash flow hedge are recorded on the Consolidated Balance
Sheets in Accumulated other comprehensive income (loss) and are reclassified to interest and debt expense when the hedged interest payments are recognized. If significant, the change in fair value of non-designated derivative instruments is recorded in the Consolidated Statements of Operations as Unrealized (gain) loss on derivative instruments, net, otherwise as Other (income) expense, net.

Income Taxes
Income Taxes

The Company uses the liability method of accounting for income taxes, which requires recognition of deferred tax assets and liabilities based on the expected future tax consequences of temporary differences that currently exist between the tax basis and financial reporting basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or reversed. Any change in the tax rate which has an effect on deferred tax assets and liabilities is recognized as an increase or decrease to income in the period that includes the enactment date of the law that resulted in the change in tax rate.

The Company recognizes the effect of income tax positions which are more-likely-than-not of being sustained.  If a position does not meet the more-likely-than-not criteria, the Company records a reserve against the tax position such that a tax benefit is recognized only in the amount that has a greater than 50% likelihood of being recognized.  The full impact of any change in recognition or measurement of an uncertain tax position is reflected in the period in which such change occurs. Potential interest and penalties associated with such uncertain tax positions are recorded as a component of income tax expense.

Foreign Currency Translation and Re-measurement
Foreign Currency Translation and Re-measurement

The Company uses the U.S. dollar as its functional currency. The Company's U.K. subsidiary and other foreign location subsidiaries operations and net assets are denominated in local currency and are subject to foreign currency translation. The balance sheet accounts of these subsidiaries are converted at rates of exchange in effect as of the balance sheet date and the statements of operations accounts are converted at the weighted average exchange rate for that period. The effects of changes in exchange rates in translating foreign subsidiaries' financial statements are included in shareholders' equity as Accumulated other comprehensive income (loss) on the Consolidated Balance Sheets.

The Company also has certain cash accounts, accounts receivable and certain obligations that are denominated in currencies other than the Company's functional currency. These assets and liabilities are generally denominated in euros or British pounds, and are re-measured at each balance sheet date at the exchange rates in effect as of those dates. The impact of changes in exchange rates on the re-measurement of assets and liabilities are included in Administrative expenses on the Consolidated Statements of Operations. The Company recorded a gain of $0.9 million, a loss of $0.7 million and a gain of $0.4 million in net foreign currency exchange gains or losses for the years ended December 31, 2025, 2024 and 2023, respectively.

Recently Adopted Accounting Standards

Income Taxes

Accounting Standards Update ("ASU") No. 2023-09, Improvements to Income Tax Disclosures, was issued in December 2023, which modifies the rules on income tax disclosures to require entities to disclose (1) specific categories in the rate reconciliation, (2) the income or loss from continuing operations before income tax expense or benefit (separated between domestic and foreign) and (3) income tax expense or benefit from continuing operations (separated by federal, state and foreign). The new guidance also requires entities to disclose their income tax payments to international, federal, state and local jurisdictions, among other changes. The guidance is effective for annual reporting periods beginning after December 15, 2024. The Company adopted ASU 2023-09 retrospectively for the year ended December 31, 2025, and therefore, this standard impacted the Company's income tax footnote disclosure for each of the years presented. Refer to Note 12 - "Income taxes" for the Company's updated presentation.

Compensation Costs

ASU No. 2024-01, Compensation - Stock Compensation (Topic 718): Scope Application of Profits Interest and Similar Awards ("ASU 2024-01"), was issued in March 2024, to clarify the scope application of profits interest and similar awards and to add incremental clarity to help entities determine whether profits interest and similar awards should be accounted for as share-based payment arrangements within the scope of ASC 718, Compensation-Stock Compensation. ASU 2024-01 is
effective for annual periods beginning after December 15, 2024 and interim periods within those annual periods with early adoption permitted. The Company adopted ASU 2024-01 in the first quarter of 2025 on a prospective basis and it had no impact on the Company’s Consolidated Financial Statements.

Recently Issued Accounting Standards Not Yet Adopted
Recently Issued Accounting Standards Not Yet Adopted

Financial Instruments - Credit Losses

ASU No. 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets, was issued in July 2025, which provides a practical expedient related to the estimation of expected credit losses for current accounts receivable and current contract assets that arise from transactions accounted for under ASC 606. The guidance is effective for annual periods beginning after December 15, 2025 and interim periods within those annual periods with early adoption permitted. The Company expects the adoption of this standard will have a minimal impact on its Consolidated Financial Statements and disclosures.

Expense Disaggregation Disclosures

ASU No. 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses ("ASU 2024-03"), was issued in November 2024, and ASU No. 2025-01, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date ("ASU 2025-01"), was issued in January 2025, which requires disclosure in the notes to the financial statements, of disaggregated information about certain costs and expenses that are included in expense line items on the face of the income statement. The requirements of ASU 2024-03, as clarified by ASU 2025-01, are effective for fiscal years beginning after December 15, 2026 and interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact, if any, that the adoption of this standard will have on its Consolidated Financial Statements and disclosures.

Hedge Accounting Improvements

ASU No. 2025-09, Derivatives and Hedging (Topic 815): Hedge Accounting Improvements, was issued in November 2025 which introduces targeted improvements to better align hedge accounting with risk management activities. The guidance is effective for annual periods beginning after December 15, 2026, including interim periods within those fiscal years, with early adoption permitted. The Company expects the adoption of this standard will have a minimal impact on its Consolidated Financial Statements and disclosures.

Internal-Use Software
ASU No. 2025-06, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Recognition and Disclosure of Software Cost, was issued in September 2025 to remove the prescriptive “project stage” model for software development and require capitalization of software costs once management has authorized and committed to funding the project and it is probable the project will be completed and used as intended. The guidance is effective for fiscal years beginning after December 15, 2027, including interim periods within those fiscal years, with early adoption permitted. The Company is currently evaluating the impact, if any, that the adoption of this standard will have on its Consolidated Financial Statements and disclosures.